STOCK-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
STOCK-BASED COMPENSATION

NOTE 7 – STOCK-BASED COMPENSATION

The Company’s directors, officers, key employees, and non-employees were granted stock-based compensation consisting of restricted stock awards. Stock-based compensation is measured at the grant date, based on the fair value of the award, and is recognized as an expense at the date of issuance. The Company estimates the fair value of each restricted stock award as of the date of grant using closing price as reported by the OTCM on the date of grant. The Board has not adopted any employee stock purchase plans or other incentive plans, nor does the Company grant stock options to its directors, officers, and employees.

The share-based payments granted for the six months ended June 30, 2021 and the year ended December 31, 2020, were 9,000,000 and 10,085,140 shares of the Common Stock, respectively. No stock-based Common Stock was cancelled or forfeited for the six months ended June 30, 2021 and the year ended December 31, 2020, respectively.

For the six months ended June 30, 2021 and 2020, the Company recognized stock-based compensation expense, which is included in selling, general and administrative expenses in the accompanying Consolidated Statements of Loss, as follows:

	Six Months Ended June 30,	Six Months Ended June 30,
	2021	2020
Employee stock awards	$—	$476,000
Non-employee stock awards	270,900	2,577
Total stock-based compensation expense	$270,900	$478,577

The Company expenses stock-based compensation cost in the current period at the grant date. No future years of compensation is expected for the next five fiscal years. The Company has a balance in accrued stock-based compensation at June 30, 2021 and December 31, 2020, of $1,386,497 and $1,386,497, respectively.

NOTE 6 – STOCK-BASED COMPENSATION

The Company’s directors, officers, key employees, and non-employees were granted stock-based compensation consisting of restricted stock awards. Stock-based compensation is measured at the grant date, based on the fair value of the award, and is recognized as an expense at the date of issuance. The Company estimates the fair value of each restricted stock award as of the date of grant using closing price as reported by the OTCM on the date of grant. The Board has not adopted any employee stock purchase plans or other incentive plans, nor does the Company grant stock options to its directors, officers, and employees.

The share-based payments granted for the years ended December 31, 2020 and 2019, were 10,085,140 and 15,862,000 shares of the Common Stock, respectively. The current stock-based Common Stock cancelled or forfeited for the years ended December 31, 2020 and 2019, was 0 and 64,860,346 shares of the Common Stock, respectively.

For the years ended December 31, 2020 and 2019, the Company recognized stock-based compensation expense, which is included in selling, general and administrative expenses in the accompanying Consolidated Statements of Loss, as follows:

	Years Ended December 31,
	2020	2019
Employee stock awards	$476,002	$290,100
Non-employee stock awards	2,578	834,388
Total stock-based compensation expense	$478,580	$1,124,488

The Company expenses stock-based compensation cost in the current period at the grant date. No future years of compensation is expected for the next five fiscal years. The Company has a balance in accrued stock-based compensation at December 31, 2020 and 2019, of $1,386,497 and $1,386,500, respectively.